STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
REVENUES
Royalty Proceeds	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total	0	0	0	0	0	0
Operating Expenses:
General and administrative	10,529	650	1,554	38,013	650	2,162
Legal and Professional Fees			0			22,750
Total	10,529	650	1,554	38,013	650	24,912
Income Before Income Tax	(10,529)	(650)	(1,554)	(38,013)	(650)	(24,912)
Provision for Income Tax	0	0	0	0	0	0
Net Income for Period	$ (10,529)	$ (650)	$ (1,554)	$ (38,013)	$ (650)	$ (24,912)
Net gain (loss) per share:
Basic and diluted	$ (0.0005)	$ (0.0045)		$ (0.0019)	$ (0.0045)
Weighted average number of shares outstanding:
Basic and diluted	19,933,210	145,985		19,933,210	145,985	5,205,479